Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2016	Jun. 30, 2015
Current assets:
Cash and cash equivalents	$ 13,807	$ 21,329
Accounts receivable, net	27	705
Prepaid expenses and other currents assets	828	352
Inventory	43	46
Assets of discontinued operations	2,682	3,201
Total current assets	17,387	25,633
Property, plant and equipment, net	54	113
Intangible asset, net	898	939
Investment in joint ventures	26,201	34,815
Other long-term assets	661	645
Assets of discontinued operations	9,980	11,606
Total assets	55,181	73,751
Current liabilities:
Accrued expenses and accounts payable	1,655	2,555
Liabilities of discontinued operations	13,337	12,423
Total current liabilities	14,992	14,978
Commitment and contingencies (Note 11)
Share holders’ equity:
Preferred stock, $0.01 par value- 20,000 shares authorized – no shares issued and outstanding
Common stock, $0.01 par value: 200,000 shares authorized: 87,044 and 86,984 shares issued and outstanding, respectively	870	855
Additional paid-in capital	261,225	256,643
Accumulated deficit	(226,938)	(203,866)
Accumulated other comprehensive income	6,586	6,179
Total shareholder’s equity	41,743	59,811
Noncontrolling interests in subsidiaries	(1,554)	(1,038)
Total equity	40,189	58,773
Total liabilities and equity	$ 55,181	$ 73,751